UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

  FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [ ];     Amendment Number:
This Amendment (Check only one):         [ ] is a restatement.
                                         [ ] adds, new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Ken Roberts Investment Management Inc.
Address:     601 W. Riverside Ave., Suite 1670
             Spokane, WA  99201

13F File Number:   28-6910

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Kenneth M. Roberts
Title:       President, Chief Investment Officer
Phone:       509-624-5591
Signature, Place, and Date of Signing:

       Kenneth M. Roberts       Spokane, Washington       May 10, 2005

Report Type (Check only one):

[X]          13F HOLDING REPORT
[ ]          13F NOTICE
[ ]          13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:   None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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FORM 13F INFORMATION TABLE

                      Title of                       Value          Invstmt Voting Aut
Name of Issuer          Class     CUSIP             (x$1000) Shares Dscretn   None

3M Co.               COM        88579y101               1095   12780   Sole    12780
Actel Corporation    COM        004934105                904   58750   Sole    58750
Air Products & Chem  COM        009158106              12596  199028   Sole   199028
American Express     COM        025816109                360    7016   Sole     7016
American Intl.  GroupCOM        026874107              15334  276738   Sole   276738
Amgen Inc.           COM        031162100               9766  167766   Sole   167766
AP Pharma Inc.       COM        00202j104                 29   19900   Sole    19900
Applied Materials IncCOM        038222105                687   42305   Sole    42305
Baxter International COM        071813109               4828  142082   Sole   142082
Berkshire Hathaway B COM        084670207                206      72   Sole       72
BMC Software         COM        055921100                624   41600   Sole    41600
BP Amoco PLC-ADR     COM        055622104                474    7603   Sole     7603
Bristol Myers Squibb COM        110122108               1152   45228   Sole    45228
Cardinal Health Inc. COM        14149y108               7020  125808   Sole   125808
Cascade Natural Gas  COM        147339105                441   22100   Sole    22100
Celestica            COM        15101q108                358   26475   Sole    26475
ChevronTexaco Corp.  COM        166764100              20235  347031   Sole   347031
Cisco Sys Inc.       COM        17275r102              13977  781256   Sole   781256
Citigroup            COM        172967101              20636  459186   Sole   459186
Clorox Companies     COM        189054109                378    6000   Sole     6000
Coca Cola Co.        COM        191216100              11902  285620   Sole   285620
Comcast Corp.        COM        20030n200              14589  436266   Sole   436266
Conoco-Phillips      COM        20825c104                766    7101   Sole     7101
Costco Companies     COM        22160k105              14030  317563   Sole   317563
Cypress SemiconductorCOM        232806109               3442  273190   Sole   273190
Disney Walt Company  COM        254687106               4807  167325   Sole   167325
Dow Chemical         COM        260543103                278    5574   Sole     5574
Dupont EI Denemours  COM        263534109                213    4160   Sole     4160
Eden Bioscience Corp.COM        279445100                 26   40550   Sole    40550
Eli Lilly & Co.      COM        532457108                320    6145   Sole     6145
Ensco Int'l          COM        26874q100               3246   86200   Sole    86200
Express Scripts Inc. COM        302182100              10805  123920   Sole   123920
Exxon Mobil CorporatiCOM        30231g102               5216   87522   Sole    87522
First Data CorporatioCOM        319963104              14054  357513   Sole   357513
First Industrial RealCOM        32054k103                329    8700   Sole     8700
General Electric     COM        369604103              20705  574183   Sole   574183
Gillette Co.         COM        375766102                389    7703   Sole     7703
Grainger WW Inc.     COM        384802104               8426  135307   Sole   135307
Hewlett-Packard Co.  COM        428236103                305   13909   Sole    13909
Home Properties of NYCOM        437306103                442   11400   Sole    11400
ICOS Corp.           COM        449295104                526   23400   Sole    23400
Intel Corporation    COM        458140100               7252  312185   Sole   312185
Intl. Bus. Machines  COM        459200101               9118   99779   Sole    99779
Intl. Rectifier      COM        460254105               7575  166475   Sole   166475
Istar Financial Inc. COM        45031u101               1218   29567   Sole    29567
Johnson & Johnson    COM        478160104              13633  202990   Sole   202990
Kerr McGee Corp.     COM        492386107               1726   22040   Sole    22040
Keytronic CorporationCOM        493144109                497  171550   Sole   171550
Kohls Corp.          COM        500255104               9721  188275   Sole   188275
Lattice SemiconductorCOM        518415104               3764  700875   Sole   700875
LSI Logic Corp.      COM        502161102                253   45175   Sole    45175
Lucent Technologies ICOM        549463107                 82   29982   Sole    29982
McDonalds Corp.      COM        580135101                237    7602   Sole     7602
Microsoft CorporationCOM        594918104              18773  776704   Sole   776704
Oracle Corp          COM        68389x105               7898  632864   Sole   632864
Pepsico Inc.         COM        713448108              23122  436010   Sole   436010
Pfizer Inc.          COM        717081103                237    9037   Sole     9037
Qualcomm,Inc.        COM        747525103              14569  397741   Sole   397741
Schlumberger Ltd.    COM        806857108               6645   94286   Sole    94286
Shurgard Storage     COM        82567d104               1356   33094   Sole    33094
Siebel System        COM        826170102               9167 1004051   Sole  1004051
Starbucks Corp.      COM        855244109              20781  402273   Sole   402273
Sun Microsystems     COM        866810104                106   26236   Sole    26236
Texas Instruments    COM        882508104               9255  363071   Sole   363071
Tidewater Inc.       COM        886423102               4380  112700   Sole   112700
United Parcel ServiceCOM        911312106              10482  144100   Sole   144100
Veeco Instruments IncCOM        922417100               8184  543800   Sole   543800
Veritas Software CorpCOM        923436109               3017  129950   Sole   129950
Verizon Comm.        COM        92343v104               3237   91182   Sole    91182
Viacom Inc. Cl B     COM        925524308               9590  275333   Sole   275333
Wal-Mart Stores      COM        931142103              19767  394477   Sole   394477
Washington Federal S COM        938824109                347   14877   Sole    14877
Washington Mut Bank  COM        939322103               4136  104717   Sole   104717
Watchguard Techn.    COM        941105108                 44   13750   Sole    13750
Weatherford Intl Inc.COM        g95089101               8921  153965   Sole   153965


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   0

Form 13F Information Table Entry Total:           75

Form 13F Information Table Value Total:   $         465,006